Income Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in valuation allowance	$ 341,300
Net operating losses	$ (3,490,700)	$ (158,400)
Limitations on use	These NOLs will not expire but are limited to 80% of taxable income, due to the CARES Act.
Federal [Member]
Net operating losses	$ 8,500,000